Shareholder Report, Holdings (Details) - Fidelity International Credit Central Fund	Jun. 30, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	38.60%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
United States
Holdings [Line Items]
Percent of Net Asset Value	29.40%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Germany
Holdings [Line Items]
Percent of Net Asset Value	14.90%
France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	62.40%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%